UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                 --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Raiff Partners, Inc.
                 --------------------
Address:         152 West 57th Street
                 --------------------
                 New York, NY  10019
                 --------------------

Form 13F File Number:   28-5866
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Sheldon Brody
                 -----------------------
Title:           Chief Financial Officer
                 -----------------------
Phone:           212-247-6509
                 -----------------------

Signature, Place and Date of Signing:


   /s/ Sheldon Brody               New York, NY        August 13, 2007
-----------------------            ------------        ---------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE


Raiff Partners, Inc.
28-5866


Report Summary:

         Number of other Included Managers:                  3
                                                    --------------------
         Form 13F Information Table Entry Total             38
                                                    --------------------
        Form 13F Information Table Value Total:     $455,855 (thousands)
                                                    --------------------


List of Other Included Managers:

         No.      Form 13F File No.         Name
         --       ----------------          ----

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                                                   FORM 13F AS OF 06/30/2007
                                            REPORTING MANAGER: RAIFF PARTNERS, INC.

     Column 1             Column 2  Column 3   Column 4              Column 5   Column 6   Column 7          Column 8
                                              Fair Market Shares or
                            Title     Cusip     Value     Principal  SH/  PUT/  Investment   Other        Voting Authority
  Name of Issuer          of Class   Number   x $1,000     Amount    PRN  CALL  Discretion  Managers  Sole     Shared      None
---------------------     -------- --------   ----------- ---------  ---  ----  ----------  --------  ----     ------      ----

ALLIANCE BERNSTEIN
   HOLDING LP	            CS	   01881G106	 13,934     160,000  SH         DEFINED     1,2,3     160,000
ALLIANZ SE                  CS	   018805101	  6,981     300,000  SH         DEFINED     1,2,3     300,000
ALTRIA GROUP                CS	   02209S103	 28,407     405,000  SH         DEFINED     1,2,3     405,000
ANADARKO PETROLEUM          CS     032511107	 11,438     220,000  SH         DEFINED     1,2,3     220,000
APPLE COMPUTER              CS     037833100	 39,053     320,000  SH         DEFINED     1,2,3     320,000
BANK OF AMERICA CORP        CS     060505104      9,534     195,000  SH         DEFINED     1,2,3     195,000
BEAR STEARNS USD1           CS     073902108     18,200     130,000  SH         DEFINED     1,2,3     130,000
BLACKROCK INC               CS     09247X101     17,225     110,000  SH         DEFINED     1,2,3     110,000
BON TON STORES INC.         CS     09776J101      4,607     115,000  SH         DEFINED     1,2,3     115,000
BROOKFIELD ASSET
   MANAGEMENT               CS     112585104      6,783     170,000  SH         DEFINED     1,2,3     170,000
COACH INC                   CS     189754104      5,687     120,000  SH         DEFINED     1,2,3     120,000
CONOCOPHILLIPS              CS     20825C104     12,953     165,000  SH         DEFINED     1,2,3     165,000
CVS                         CS     126650100      1,823      50,000  SH         DEFINED     1,2,3      50,000
ENDEAVOR ACQUISITION CORP   CS     292577103      8,142     690,000  SH         DEFINED     1,2,3     690,000
ENSCO INTERNATIONAL INC     CS     26874Q100     13,727     225,000  SH         DEFINED     1,2,3     225,000
FREEPORT MCMORAN
   COPPER 6.75% 05/01/10    PS     35671D782     10,280      80,000  SH         DEFINED     1,2,3      80,000
FREEPORT-MCMMORAN COPPER    CS	   35671D857     19,049     230,000  SH         DEFINED     1,2,3     230,000
GENERAL ELECTRIC CO         CS     369604103     24,882     650,000  SH         DEFINED     1,2,3     650,000
GENERAL MOTORS CORP         CS     370442105     18,900     500,000  SH         DEFINED     1,2,3     500,000
HAYNES INTERNATIONAL INC    CS     420877201      6,332      75,000  SH         DEFINED     1,2,3      75,000
HESS CORP                   CS     42809H107     25,058     425,000  SH         DEFINED     1,2,3     425,000
INTEL                       CS     458140100     10,683     450,000  SH         DEFINED     1,2,3     450,000
KRAFT FOODS INC             CS     50075N104     12,338     350,000  SH         DEFINED     1,2,3     350,000
LOEWS CORP COM              CS     540424108     17,843     350,000  SH         DEFINED     1,2,3     350,000
MACYS                       CS     55616P104      3,978     100,000  SH         DEFINED     1,2,3     100,000
MGM MIRAGE                  CS     552953101     20,620     250,000  SH         DEFINED     1,2,3     250,000
NASDAQ-100 SHARES           CS     631100104      9,520     200,000  SH         DEFINED     1,2,3     200,000
NUTRI SYSTEM INC            CS     67069D108      7,334     105,000  SH         DEFINED     1,2,3     105,000
OCCIDENTAL PETROLEUM        CS     674599105     17,364     300,000  SH         DEFINED     1,2,3     300,000
ORIENT EXPRESS HOTELS LTD   CS     G67743107      5,340     100,000  SH         DEFINED     1,2,3     100,000
POLO RALPH LAUREN CORP      CS     731572103     13,735     140,000  SH         DEFINED     1,2,3     140,000
SECURITY CAPITAL ASSURANCE  CS     G8018D107        938      30,400  SH         DEFINED     1,2,3      30,400
SOTHEBY'S HOLDINGS          CS     835898107      6,213     135,000  SH         DEFINED     1,2,3     135,000
STAR GAS PARTNERS, LP       CS     85512C105      2,453     550,000  SH         DEFINED     1,2,3     550,000
UNIVERSAL HEALTH REALTY
   INCOME TRUST             CS     91359E105        463      13,900  SH         DEFINED     1,2,3      13,900
URS CORP.                   CS     903236107      3,399      70,000  SH         DEFINED     1,2,3      70,000
VALERO ENERGY CORP          CS     91913Y100      9,602     130,000  SH         DEFINED     1,2,3     130,000
VECTOR GROUP LTD.           CS     92240M108     11,040     490,000  SH         DEFINED     1,2,3     490,000


TOTAL PORTFOLIO                                 455,855   9,099,300                                 9,099,300



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